Basis of Presentation and Principles of Consolidation (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Occupancy and Other Operating Expenses [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	$ 44,415
Payroll and Employee Benefits [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior period reclassification adjustment	$ (44,415)